Capital Leases (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Capital Leases
Schedule of future minimum lease payments

        The future minimum lease payments as of September 30, 2017, are as follows (in thousands):

Period ending December 31,	Future Minimum Lease Payments
2017	$6
2018	13
2019	1

Total minimum payments	20
Less: Amount representing future interest	—

Present value of minimum lease payments	$20

The future minimum lease payments as of December 31, 2016, are as follows (in thousands):

Future Minimum
Period ending December 31,	Lease Payments
2017	$26
2018	13
2019	1

Total minimum payments	40
Less: Amount representing future interest	1

Present value of minimum lease payments	$39